ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2021 recycling_market reporting_unit lease	Dec. 31, 2020 lease
Property, Plant and Equipment [Line Items]
Average period over which market price of scrap per ton is calculated	10 years
Number of recycling markets | recycling_market	3
Number of leases acquired through merger | lease	2	2
Number of reporting units | reporting_unit	1
Vessel
Property, Plant and Equipment [Line Items]
Estimated remaining economic useful life	25 years
Other Equipment
Property, Plant and Equipment [Line Items]
Estimated remaining economic useful life	5 years
Minimum
Property, Plant and Equipment [Line Items]
Ownership percentage	20.00%
Maximum
Property, Plant and Equipment [Line Items]
Ownership percentage	50.00%